Premises, Equipment, and Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment, and Leases (Textual) [Abstract]
Depreciation and leasehold amortization expense	$ 4,100,000	$ 4,400,000	$ 5,000,000
Expiry date of lease	Aug. 31, 2049
Lease term	20 years
Maximum year for lease renewal	1 year
Option to purchase the land	300,000
Rental expense	$ 2,500,000	$ 4,100,000	$ 3,300,000